Summary of significant accounting policies - Property and equipment, net (Details)	12 Months Ended
Dec. 31, 2018
Office furniture and equipment
Property and equipment, net
Estimated useful life	3 years
Computer equipment
Property and equipment, net
Estimated useful life	3 years
Servers and network equipment
Property and equipment, net
Estimated useful life	3 years
Vehicles
Property and equipment, net
Estimated useful life	4 years
Building
Property and equipment, net
Estimated useful life	20 years